Net Defined Benefit Liability (Asset) - Summary Of Fair Value Of Plan Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [abstract]
Cash and due from banks and others	₩ 2,157,163	₩ 1,892,290
Return on plan assets, net defined benefit liability (asset)	66,086	₩ 69,658
Estimate of contributions expected to be paid to plan	₩ 159,332